Consolidated Statements Of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating activities
Net income	$ 115.4	$ 56.7	$ 12.4
Amortization of inventory step-up	13.3	0	0
Loss (gain) on sale of assets	2.0	(40.4)	(1.5)
Deferred income tax provision	(9.9)	3.9	12.3
Release of tax valuation allowance	(145.1)	0	0
Depreciation	34.5	26.5	29.6
Other non-cash charges	2.3	0.1	0.7
Amortization of debt issuance costs and bond discount	9.9	8.2	6.3
Amortization of Intangibles	19.9	6.4	6.9
Stock-based compensation	9.2	6.3	4.2
Loss on debt extinguishment	15.5	2.9	0
Changes in balance sheet items:
Accounts receivable	(153.8)	0.6	(18.5)
Inventories	61.8	5.4	(9.8)
Other assets	7.4	0.2	(5.1)
Accounts payable	(25.0)	16.8	14.8
Accrued expenses and other liabilities	30.1	(27.8)	(2.2)
Accrued icome taxes	2.0	(1.1)	7.7
Equity in earnings of joint ventures, net of dividends received	3.0	(2.9)	(2.9)
Net cash provided by operating activities	(7.5)	61.8	54.9
Investing activities
Additions to property, plant and equipment	(30.3)	(13.5)	(12.6)
Assets acquired	0	(1.4)	(1.1)
Proceeds (payments) from the sale of discontinued operations	1.5	53.5	(3.7)
Proceeds from the disposition of assets	3.1	1.4	2.5
Cost of acquisition, net of cash acquired	(397.5)	0	0
Net cash (used) provided by investing activities	(423.2)	40.0	(14.9)
Financing activities
Proceeds from long-term debt	1,270.0	0.1	1.5
Repayments of long-term debt	(872.0)	(63.0)	(0.2)
Borrowings (repayments) of short-term debt, net	1.2	0	(0.5)
Payments for debt issuance costs	(38.5)	0	(0.8)
Net payments for exercise of stock options	(0.6)	(0.2)	(0.1)
Net cash provided (used) by financing activities	360.1	(63.1)	(0.1)
Effect of foreign exchange rate changes on cash	(0.6)	(0.7)	(0.3)
Net (decrease) increase in cash and cash equivalents	(71.2)	38.0	39.6
Cash and cash equivalents
Beginning of period	121.2	83.2	43.6
End of period	50.0	121.2	83.2
Supplemental Cash Flow Information [Abstract]
Interest	94.9	71.9	70.6
Income taxes	28.8	27.7	13.9
Significant non-cash transactions:
Common stock issued in conjunction with the acquisition of the Mead C&OP Business	$ 602.3	$ 0	$ 0